Note 14 - Variable Interest Entities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Variable Interest Entity Disclosure [Text Block]
14.	Variable interest entities

The Company holds variable interests in certain Variable Interest Entities (“VIE”) in its Investment Management segment which are not
consolidated as it was determined that the Company is
not
the primary beneficiary. The Company’s involvement with these entities is in the form of fee arrangements and equity co-investments (typically
1%
-
2%
).

The following table provides the maximum exposure to loss related to these non-consolidated VIEs:

	December 31, 2019	December 31, 2018

Investments in unconsolidated subsidiaries	$1,981	$-
Co-investment commitments	7,969	-
Maximum exposure to loss	$9,950	$-